CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

NOTE 3. CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of December 31, 2024, was calculated to be $19,801,604. Wilson-Davis had $20,488,117 cash on deposit in the reserve account, which was $686,513 over the amount required. On January 2, 2025, Wilson-Davis withdrew $185,000 from the reserve account in accordance with the rule, which resulted in an excess of $501,513.

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of December 31, 2024, was calculated to be $100,000. Wilson-Davis had $200,618 cash on deposit in the reserve account, which was $100,618 more than the amount required. On January 2, 2025, Wilson - Davis withdrew $618 from the reserve account.

NOTE 3. CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

The Wilson-Davis is required by Rule 15c3-3 of the Securities and Exchange Commission to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2024, was calculated to be $19,326,300. Wilson-Davis had $19,677,378 cash on deposit in the reserve account, which was $351,078 more than the amount required. On July 1, 2024, Wilson-Davis deposited $150,000 to the reserve account in accordance with the rule which resulted in an excess of $501,078.

Wilson-Davis is required by Rule 15c3-3 of the Securities and Exchange Commission to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2024, was calculated to be $100,000. Wilson-Davis had $200,738 cash on deposit in the reserve account, which was $100,738 more than the amount required.